Tema Durable Quality ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Aerospace & Defense - 6.2%
Airbus SE	3,080	$ 645,574
General Electric Co.	7,366	2,384,816
		3,030,390

Banks - 0.6%
JPMorgan Chase & Co.	1,035	309,786

Biotechnology - 3.4%
Gilead Sciences, Inc.	7,111	955,932
Vertex Pharmaceuticals, Inc. (a)	1,634	731,280
		1,687,212

Capital Markets - 19.6%
Cboe Global Markets, Inc.	6,568	2,190,822
Kalshi SPV Exposure (a)(b)	6,613	3,999,939
Moody's Corp.	2,729	1,236,920
MSCI, Inc.	2,253	1,422,499
S&P Global, Inc.	1,852	785,248
		9,635,428

Construction & Engineering - 3.6%
Ferrovial NV	19,903	1,362,711
Vinci SA	2,852	415,987
		1,778,698

Construction Materials - 1.6%
Martin Marietta Materials, Inc.	1,334	775,908

Consumer Staples Distribution & Retail - 5.7%
Performance Food Group Co. (a)	20,102	1,973,816
US Foods Holding Corp. (a)	9,812	803,112
		2,776,928

Electric Utilities - 1.4%
Entergy Corp.	6,065	661,388

Electrical Equipment - 2.3%
Bloom Energy Corp. - Class A (a)	3,986	1,136,010

Electronic Equipment, Instruments & Components - 4.5%
Keysight Technologies, Inc. (a)	4,851	1,641,239
Universal Microwave Technology, Inc.	8,000	561,842
		2,203,081

Financial Services - 7.0%
Mastercard, Inc. - Class A	1,632	806,175
Rocket Cos., Inc. - Class A (a)	22,774	330,451
Visa, Inc. - Class A	6,963	2,272,445
		3,409,071

Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (a)	1,490		260,676
IDEXX Laboratories, Inc. (a)	1,365		769,218
			1,029,894

Health Care Providers & Services - 1.7%
Elevance Health, Inc.	2,139		841,033

Life Sciences Tools & Services - 4.7%
Thermo Fisher Scientific, Inc.	2,616		1,288,406
Waters Corp. (a)	2,696		1,034,105
			2,322,511

Machinery - 1.8%
Deere & Co.	1,614		875,078

Semiconductors & Semiconductor Equipment - 22.6%
Advanced Micro Devices, Inc. (a)	1,021		526,938
Applied Materials, Inc.	3,234		1,455,494
Broadcom, Inc.	3,855		1,722,298
KLA Corp.	1,170		2,248,401
Lam Research Corp.	9,548		3,037,983
ON Semiconductor Corp. (a)	17,465		2,106,628
			11,097,742

Software - 9.1%
Fair Isaac Corp. (a)	710		887,919
Fortinet, Inc. (a)	16,540		2,282,024
Synopsys, Inc. (a)	2,667		1,268,478
			4,438,421

Transportation Infrastructure - 2.1%
Aena SME SA (c)	34,854		1,012,276
TOTAL COMMON STOCKS (Cost $39,770,407)			49,020,855

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (d)	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (e)	13,438		13,438
TOTAL MONEY MARKET FUNDS (Cost $13,438)			13,438

TOTAL INVESTMENTS - 100.0% (Cost $39,783,845)			49,034,293
Other Assets in Excess of Liabilities - 0.0% (d)		0.00041	20,236
TOTAL NET ASSETS - 100.0%			$ 49,054,529

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,999,939 or 8.2% of net assets as of May 31, 2026.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $1,012,276 or 2.1% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Tema ETF Trust
Tema Durable Quality ETF
Notes to Quarterly Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 45,020,916	$ –	$ 3,999,939	$ 49,020,855
Money Market Funds	13,438	–	–	13,438
Total Investments	$ 45,034,354	$ –	$ 3,999,939	$ 49,034,293

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of February 28, 2026	$ 0
Purchases	4,189,936
Change in unrealized appreciation/depreciation	(189,997)
Amortization/(Accretion)	0
Ending balance as of May 31, 2026	$ 3,999,939
$0
Change in unrealized appreciation/depreciation still held as of May 31, 2026	$ (189,997)
0

Description	Fair Value as of 5/31/2026	Valuation Technique	Unobservable Input	Input Values (Ranges)
Kalshi SPV Exposure	$ 3,999,939	Transaction Method	Price Per SPV Unit	-

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United States	$ 45,035,903	91.9%
Netherlands	2,008,285	4.1
Spain	1,012,276	2.1
Taiwan	561,842	1.1
France	415,987	0.8
Other Assets in Excess of Liabilities	20,236	–(a)
	$ 49,054,529	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of May 31, 2026
(% of Net Assets)
Information Technology	$ 17,739,245	36.2%
Financials	13,354,284	27.2
Industrials	7,832,452	16.0
Health Care	5,880,650	12.0
Consumer Staples	2,776,928	5.7
Materials	775,908	1.6
Utilities	661,388	1.3
Money Market Funds	13,438	–(a)
Other Assets in Excess of Liabilities	20,236	–(a)
	$ 49,054,529	100.0%

(a)	Represents less than 0.05% of net assets.